Staff Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Costs
Wages and salaries	kr 3,168	kr 2,631	kr 1,913
Share-based compensation	721	586	439
Defined contribution plans	205	170	112
Other social security costs	399	335	263
Total	4,344	3,548	2,583
Staff costs are included in the income statement as follows:
Research and development expenses	2,520	2,004	1,518
Selling, general and administrative expenses	1,813	1,541	1,065
Total	kr 4,344	kr 3,548	kr 2,583
Average number of FTE	2,535	2,011	1,460
Number of FTE at year-end	2,682	2,204	1,660
Parent Company | Reportable Legal Entities
Staff Costs
Wages and salaries	kr 566	kr 500
Share-based compensation	88	84
Defined contribution plans	48	39
Other social security costs	2	9
Total	704	632
Staff costs are included in the income statement as follows:
Research and development expenses	539	501
Selling, general and administrative expenses	165	131
Total	kr 704	kr 632
Average number of FTE	492	440
Number of FTE at year-end	519	465